Investments, Loans and LT Receivables Components (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Summary of Investment Holdings [Line Items]
Equity investments	$ 8,234	$ 9,005
Loans and advances-related parties	219	335
Long-term receivables	243	238
Other investments	77	86
Total	8,906	9,664
Other Long-term Investments [Member]
Summary of Investment Holdings [Line Items]
Investments in long-term debt securities	$ 133	$ 0